Trade accounts receivable - Balance by currency (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade accounts receivable
Trade accounts receivable	BRL 1,193,157	BRL 634,987
Real
Trade accounts receivable
Trade accounts receivable	151,050	108,583
U.S. Dollar
Trade accounts receivable
Trade accounts receivable	BRL 1,042,107	BRL 526,404